Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000012182 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012182 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000012182 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000012182 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000012182 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012182 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000012182 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000012182 | Palantir Technologies, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000012182 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000012182 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000012182 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000012182 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000012182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000012182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000012182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000012182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000012182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.54%
C000012182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000012182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000012182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000012182 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.87%
C000012182 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000012186 | Sagimet Biosciences, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000012186 | Beauty Health Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000012186 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000012186 | Eventbrite, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000012186 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000012186 | Hudson Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000012186 | Epsilon Energy, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000012186 | ON24, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000012186 | Civeo Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000012186 | OraSure Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000012186 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000012186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000012186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000012186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000012186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000012186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000012186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.65%
C000012186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000012186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000012186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000012186 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.22%
C000012186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000012186 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000012187 | Aeva Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000012187 | Flotek Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000012187 | LifeMD, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000012187 | Potbelly Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000012187 | Performant Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000012187 | CompX International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000012187 | Strattec Security Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000012187 | Solid Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000012187 | Tango Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012187 | Perma-Pipe International Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000012187 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000012187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000012187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000012187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000012187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000012187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000012187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000012187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000012187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000012187 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000012187 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000012187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	14.83%
C000012187 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000012190 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000012190 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000012190 | Enova International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000012190 | WSFS Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000012190 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000012190 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000012190 | City Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000012190 | Prestige Consumer Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000012190 | NetScout Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000012190 | TEGNA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000012190 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000012190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000012190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.01%
C000012190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000012190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000012190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.15%
C000012190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000012190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000012190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000012190 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000012190 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012190 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000103073 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000103073 | Tutor Perini Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103073 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000103073 | SiriusPoint, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000103073 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000103073 | Dana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000103073 | Gulfport Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000103073 | Signet Jewelers, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000103073 | Advance Auto Parts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000103073 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000103073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000103073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.14%
C000103073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.75%
C000103073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000103073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000103073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000103073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.97%
C000103073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000103073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000103073 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.62%
C000103073 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000103073 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000103073 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000103073 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254224 | Other Countries
Holdings [Line Items]
Percent of Net Long Exposure	30.04%
Percent of Net Short Exposure	28.58%
C000254224 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.81%
Percent of Net Short Exposure	2.21%
C000254224 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	5.28%
C000254224 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	16.52%
Percent of Net Short Exposure	14.04%
C000254224 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	3.82%
C000254224 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	4.83%
Percent of Net Short Exposure	3.82%
C000254224 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	6.57%
Percent of Net Short Exposure	4.48%
C000254224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	10.04%
Percent of Net Short Exposure	10.04%
C000254224 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	15.27%
Percent of Net Short Exposure	15.08%
C000254224 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	11.02%
Percent of Net Short Exposure	10.65%
C000254224 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	3.44%
Percent of Net Short Exposure	3.56%
C000254224 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	7.47%
Percent of Net Short Exposure	7.86%
C000254224 | Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.65%
Percent of Net Short Exposure	2.79%
C000254224 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.24%
Percent of Net Short Exposure	3.44%
C000254224 | Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.41%
Percent of Net Short Exposure	5.32%
C000254224 | South Korea
Holdings [Line Items]
Percent of Net Long Exposure	5.17%
Percent of Net Short Exposure	4.05%
C000254224 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	5.62%
Percent of Net Short Exposure	6.01%
C000254224 | China
Holdings [Line Items]
Percent of Net Long Exposure	6.18%
Percent of Net Short Exposure	4.90%
C000254224 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	6.85%
Percent of Net Short Exposure	6.04%
C000254224 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	8.91%
Percent of Net Short Exposure	8.30%
C000254224 | United States
Holdings [Line Items]
Percent of Net Long Exposure	11.58%
Percent of Net Short Exposure	11.39%